Common shares (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity:
Common shares
	For the Year Ended
	31-Dec-19		31-Dec-18
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	68,573,558	$96,656,248	58,161,133	$88,121,286
Shares retired during the year	(4,166,667)	(1,343,184)	-	-
Shares issued during the year:
Issuance of Common Stock
on the Private Placement	-	-	10,264,946	8,387,451
Exercise of stock options	-	-	6,667	5,067
Transfer from contributed capital
on the exercise of stock options	-	-	-	6,441
Finder’s fee	-	-	140,812	136,003
As at the end of the period	64,406,891	95,313,064	68,573,558	96,656,248

	For the Year Ended
	31-Dec-17
	# of shares	$ amount
As at the beginning of the year	53,856,509	$85,966,393
Shares issued during the year:
Exercise of stock options	7,334	5,710
Rights Offering, net of issue costs	4,187,290	2,029,867
Stock options proceeds receivable	-	30,285
Shares for Debt	110,000	89,031
As at the end of the period	58,161,133	88,121,286